Related Party Transactions - Additional Information (Detail)			6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 09, 2019 USD ($)	Mar. 29, 2019 USD ($) shares	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Mar. 31, 2012 ft²
Proceeds from issuance of common stock			$ 25,000		$ 25,000
Description of conditions for transfer or sell founder shares				The holders of the Founder Shares have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.	The holders of the Founder Shares have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Proceeds from related party debt			$ 125,000		$ 125,000
Number of shares subject to forfeiture | shares				750,000
Number of shares not subject to forfeiture | shares				750,000	750,000	750,000
XL Hybrids, Inc [Member]
Working capital loans outstanding				$ 1,854,000			$ 2,587,000
Investor [Member] | XL Hybrids, Inc [Member]
Area of land | ft²								10,160
Operating lease rent expense						$ 289,000	$ 233,000
Private Placement [Member]
Working capital loans eligible for conversion into warrants				$ 1,500,000	$ 1,500,000	$ 1,500,000
Conversion price of warrant | $ / shares				$ 1.50	$ 1.50	$ 1.50
Working capital loans outstanding				$ 0
Promissory Note [Member]
Proceeds from related party debt	$ 125,000
Common Class B [Member]
Number of shares not subject to forfeiture | shares					750,000	750,000
Common Class B [Member] | Founder Shares [Member]
Stock issued during period | shares		5,750,000
Proceeds from issuance of common stock		$ 25,000
Number of shares subject to forfeiture | shares				750,000	750,000	750,000
Stock conversion description				underwriters’ option to purchase additional units was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering	underwriters’ option to purchase additional units was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering